UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2005
                                                    ---------------------


Check here if Amendment [|_|]; Amendment Number:
                                                   ---------
This Amendment (Check only one.):    [|_|] is a restatement.
                                     [|_|] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Strome Investment Management, L.P.
                 ---------------------------------------------------------------
Address:         100 Wilshire Blvd., 15th Floor
                 ---------------------------------------------------------------
                  Santa Monica, CA 90401
                 ---------------------------------------------------------------

                 ---------------------------------------------------------------

Form 13F File Number:  28-    04963
                              -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Elizabeth Greenwood
                 ---------------------------------------------------------------
Title:           Chief Compliance Officer
                 ---------------------------------------------------------------
Phone:           310-917-6600
                 ---------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Elizabeth Greenwood            Santa Monica, CA            11/14/2005
-----------------------------    --------------------------    ----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[|_|] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[|_|] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                  -------------------------
Form 13F Information Table Entry Total:                           34
                                                  -------------------------
Form 13F Information Table value Total:         $            129,912
                                                  -------------------------
                                                        (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                                    INVESTMENT                            VOTING
                                                          MARKET                    DISCRETION                           AUTHORITY
                                                          VALUE                  _______ _________ ____________ ______ _______ _____
SECURITY                       Title            CUSIP    (x$1000) QUANTITY  TYPE   SOLE    SHARED   OTHER MGRS   SOLE  SHARED   NONE
_________________________                     _________  ________ ________       _______ _________ ____________ ______ _______ _____
ISHARES INC                    MSCI JAPAN     464286848   3,657    300,000   SH  300,000                               300,000
CROSSTEX ENERGY LP             COM            22765U102   3,418    85,000    SH   85,000                               85,000
ENTERPRISE GP HOLDINGS LP      UNIT LP INT    293716106    523     15,000    SH   15,000                               15,000
INERGY HOLDINGS LP             COM            45661Q107   1,505    45,000    SH   45,000                               45,000
MAGELLAN MIDSTREAM PARTNERS    COM UNIT RP LP 559080106   8,568    250,000   SH  250,000                               250,000
NATURAL RESOURCE PARTNERS LP   COM UNIT LP    63900P103   11,010   176,500   SH  176,500                               176,500
NATURAL RESOURCE PARTNERS LP   SUB UT LTD PRT 63900P301   1,444    25,000    SH   25,000                               25,000
PLAINS ALL AMER PIPELINE LP    UNIT LTD PARTN 726503105   8,526    200,000   SH  200,000                               200,000
TRANSMONTAIGNE PARTNERS LP     COM UNIT LP    89376V100   1,338    50,000    SH   50,000                               50,000
WILLIAMS PARTNERS LP           COM UNIT LP    96950F104   1,609    49,500    SH   49,500                               49,500
TEEKAY LNG PARTNERS LP         PRTNRSP UNITS  Y8564M105   5,198    165,000   SH  165,000                               165,000
ADVANCED MICRO DEVICES         COM             7903107    2,520    100,000   SH  100,000                               100,000
ALLIED HEALTHCARE INTL INC     COM            01923A109    565     100,000   SH  100,000                               100,000
ATLAS AMERICA INC              COM             49167109   1,458    29,841    SH   29,841                               29,841
BIOGEN IDEC INC                COM            09062X103   3,948    100,000   SH  100,000                               100,000
CAMECO CORP                    COM            13321L108   10,700   200,000   SH  200,000                               200,000
CHESAPEAKE ENERGY CORP         COM            165167107   5,738    150,000   SH  150,000                               150,000
CROSSTEX ENERGY INC            COM            22765Y104   2,558    40,000    SH   40,000                               40,000
ENTREMED INC                   COM            29382F103    478     200,000   SH  200,000                               200,000
ESCO TECHNOLOGIES INC          COM            296315104   3,505    70,000    SH   70,000                               70,000
GENENTECH INC                  COM NEW        368710406   6,316    75,000    SH   75,000                               75,000
GERON CORP                     COM            374163103   9,757    950,000   SH  950,000                               950,000
MEDAREX INC                    COM            583916101   3,332    350,000   SH  350,000                               350,000
PETROHAWK ENERGY CORP          COM            716495106   7,205    500,000   SH  500,000                               500,000
SANOFIAVENTISADR               SPONSORED ADR  80105N105   3,116    75,000    SH   75,000                               75,000
SCHERINGPLOUGH CORP            COM            806605101   1,053    50,000    SH   50,000                               50,000
SILICON MOTION TECHNOLOGY      SPONSORED ADR  82706C108   3,060    200,000   SH  200,000                               200,000
STEMCELLS INC                  COM            85857R105   2,484    450,000   SH  450,000                               450,000
TALISMAN ENERGY INC            COM            87425E103   5,203    106,530   SH  106,530                               106,530
BARRICK GOLD CORP              COM             67901108   4,358    150,000   SH  150,000                               150,000
SILVER STANDARD RESOURCES      COM            82823L106    343     25,000    SH   25,000                               25,000
APEX SILVER MINES LTD          ORD            G04074103    393     25,000    SH   25,000                               25,000
RANDGOLD RESOURCES LTDADR      ADR            752344309   4,323    275,000   SH  275,000                               275,000
JAPAN SMALLER CAPTLZTN FD IN   COM            47109U104    703     40,000    SH   40,000                               40,000
